UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22223

                 ROBECO-SAGE MULTI-STRATEGY MASTER FUND, L.L.C.
               (Exact name of registrant as specified in charter)

                                   ----------

                                909 Third Avenue
                                   32nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                        DATE OF FISCAL YEAR END: MARCH 31

                     DATE OF REPORTING PERIOD: JUNE 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

ROBECO-SAGE MULTI-STRATEGY MASTER FUND, L.L.C.

Quarterly Report (unaudited)

June 30, 2010

       Robeco-Sage Multi-Strategy Master Fund, L.L.C. (the "Master Fund")

                       Schedule of Investments (unaudited)

                                  June 30, 2010

                                                                                %* OF
                                                                               MEMBERS'
PORTFOLIO FUND                                         COST         VALUE       CAPITAL    LIQUIDITY**
--------------                                     -----------   -----------   --------   -------------
LONG/SHORT EQUITY:
Artha Emerging Markets Fund, L.P.                  $ 2,150,000   $ 2,198,128     2.50%      Quarterly
Cobalt Partners L.P.                                 4,000,000     3,978,581     4.52%    Semi-Annually
Criterion Institutional Partners, L.P.               2,156,382     2,476,106     2.82%      Quarterly
Henderson Asia Pacific Absolute Return Fund Ltd.     2,800,000     2,679,624     3.05%       Monthly
Highline Capital Partners QP, L.P.                   2,904,950     2,993,708     3.41%      Quarterly
Ivory Flagship Fund, L.P.                            2,960,729     3,239,412     3.68%      Quarterly
Kylin Fund, LP                                       1,700,000     1,766,339     2.01%      Quarterly
Pennant Windward Fund, L.P.                          3,250,000     3,466,636     3.94%      Quarterly
PFM Diversified Fund, L.P.                           3,477,927     3,831,740     4.36%      Quarterly
Scopia PX, LLC                                       2,700,000     2,674,986     3.04%      Quarterly
                                                   -----------   -----------    -----
      TOTAL LONG/SHORT EQUITY                       28,099,988    29,305,260    33.33%
                                                   -----------   -----------    -----
EVENT DRIVEN:
Altima Global Special Situations Fund, L.P.          1,857,329     1,831,935     2.08%       Monthly
Elliot Associates, L.P.                              3,000,000     3,870,846     4.40%    Semi-Annually
Eton Park Fund, L.P.                                 2,302,297     3,096,813     3.52%       Annually
Fir Tree Value Fund, L.P.                            1,901,296     1,785,193     2.03%      Quarterly
Magnetar Capital Fund, L.P.                            605,764       455,276     0.52%          +
Montrica Global Opportunities Fund, L.P.               361,702       298,354     0.34%       Annually
Octavian Global Fund, L.P.                             655,994       446,161     0.51%          ++
Owl Creek II L.P.                                    2,500,000     2,617,204     2.98%      Quarterly
Silver Point Capital Fund, L.P.                        377,240       383,922     0.44%          ++
Taconic Opportunity Fund, L.P.                       2,262,248     2,286,933     2.60%      Quarterly
York European Opportunities Fund, L.P.               1,750,000     1,707,807     1.94%      Quarterly
                                                   -----------   -----------    -----
      TOTAL EVENT DRIVEN                            17,573,870    18,780,444    21.36%
                                                   -----------   -----------    -----
DISTRESSED:
Anchorage Capital Partners, L.P.                     2,481,300     3,442,215     3.92%       Annually
Credit Distressed Blue Line Fund L.P.                1,750,000     1,843,459     2.10%      Quarterly
Redwood Domestic Fund, L.P.                          3,000,000     3,956,428     4.50%     Bi-Annually
York Credit Opportunities Fund, L.P.                 2,250,000     2,571,535     2.92%    Semi-Annually
                                                   -----------   -----------    -----
      TOTAL DISTRESSED                               9,481,300    11,813,637    13.44%
                                                   -----------   -----------    -----
MACRO:
Brevan Howard Emerging Markets Strategies Fund       1,646,427     2,128,789     2.42%       Monthly
Brevan Howard L.P.                                   1,536,424     1,823,444     2.07%       Monthly
Fortress Commodities Fund, L.P.                      1,652,010     1,763,912     2.01%       Monthly
WCG Partners, L.P.                                   2,300,000     2,492,113     2.83%      Quarterly
Wexford Spectrum Fund I, L.P.                           20,935        21,973     0.03%          ++
Woodbine Capital Fund, LLC                           2,300,000     2,372,792     2.70%      Quarterly
                                                   -----------   -----------    -----
      TOTAL MACRO                                    9,455,796    10,603,023    12.06%
                                                   -----------   -----------    -----

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.

                                  June 30, 2010

                                                                                %* OF
                                                                               MEMBERS'
PORTFOLIO FUND                                         COST         VALUE       CAPITAL    LIQUIDITY**
--------------                                     -----------   -----------   --------   -------------
FUNDAMENTAL MARKET NEUTRAL:
Level Global L.P.                                  $ 1,750,000   $ 1,737,438     1.98%      Quarterly
O'Connor Global Fundamental Market
   Neutral Long/Short, LLC                           2,866,942     3,754,058     4.27%       Monthly
                                                   -----------   -----------    -----
      TOTAL FUNDAMENTAL MARKET NEUTRAL               4,616,942     5,491,496     6.25%
                                                   -----------   -----------    -----
STRUCTURED CREDIT:
Cerberus Partners SPV, LLC                           3,327,562     2,623,048     2.98%          +
Dune Capital, L.P.                                     289,828       238,234     0.27%          +
Petra Offshore Fund, L.P.(1)                         1,750,000            --     0.00%     Quarterly***
Sorin Fund, L.P.                                        75,072        66,627     0.08%          +
                                                   -----------   -----------    -----
      TOTAL STRUCTURED CREDIT                        5,442,462     2,927,909     3.33%
                                                   -----------   -----------    -----
MULTI-STRATEGY RELATIVE VALUE:
Bennelong Asia Pacific Multi-Strategy Equity
   Fund, L.P.                                          139,613        99,426     0.11%          ++
Broad Peak Fund, L.P.                                2,700,000     2,538,453     2.89%      Quarterly
Sandleman Partners Multi-Strategy Fund, L.P.            30,654        16,808     0.02%          +
                                                   -----------   -----------    -----
      TOTAL MULTI-STRATEGY RELATIVE VALUE            2,870,267     2,654,687     3.02%
                                                   -----------   -----------    -----
FIXED INCOME RELATIVE VALUE:
Pelagus Capital Fund, L.P.                             900,000       900,709     1.03%       Monthly
The Drake Absolute Return Fund, L.P.                   123,637        83,047     0.09%          +
                                                   -----------   -----------    -----
      TOTAL FIXED INCOME RELATIVE VALUE              1,023,637       983,756     1.12%
                                                   -----------   -----------    -----
CREDIT:
Latigo Fund, L.P.                                      129,860        97,987     0.11%          +
                                                   -----------   -----------    -----
      TOTAL PORTFOLIO FUNDS                         78,694,122    82,658,199    94.02%
                                                   -----------   -----------    -----
CASH & CASH EQUIVALENTS:
SEI Daily Income Trust Tresaury Fund, CIA,
   0.01%(2)                                          1,159,965     1,159,965     1.32%        Daily
Western Asset/Citi Institutional U.S. Treasury
   Reserves, Cl A, 0.02%(2)                            801,018       801,018     0.91%        Daily
                                                   -----------   -----------    -----
      TOTAL CASH & CASH EQUIVALENTS                  1,960,983     1,960,983     2.23%
                                                   -----------   -----------    -----
      TOTAL INVESTMENTS                            $80,655,105   $84,619,182    96.25%
                                                   ===========   ===========    =====

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.

                                  June 30, 2010

* Percentages are based on Members' Capital at the end of period of $87,917,508.

**   Liquidity terms shown apply after initial lock-up provisions.

***  Portfolio Fund restricted redemptions on June 30, 2010.

+ Portfolio Fund is in the process of an orderly wind-down with the return of capital to investors. Final distribution dates cannot be estimated.

++ The Master Fund's remaining investment in the Portfolio Fund is a side pocket, which is in the process of liquidating. Final distribution dates cannot be estimated.

(1) Valuation reflects a fair valuation methodology recommended by the Adviser and approved by the Valuation Committee of the Board of Managers of the Master Fund.

(2)  The rate shown is the 7-day effective yield as of June 30, 2010.

At June 30, 2010, the aggregate cost of investments for tax purposes was $78,694,122. Net unrealized appreciation on investments for tax purposes was $3,964,077 consisting of $7,557,105 of gross unrealized appreciation and $(3,593,028) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 94.02% of Members' Capital have been fair valued.

The following table summarizes the valuation of the Master Fund's investments under ASC 820 fair value hierarchy levels as of June 30, 2010.

                                           LEVEL 1      LEVEL 2       LEVEL 3        TOTAL
                                         ----------   -----------   -----------   -----------
Investments in Portfolio Funds           $       --   $45,246,786   $37,411,413   $82,658,199
Investments in Cash & Cash Equivalents    1,960,983            --            --     1,960,983
                                         ----------   -----------   -----------   -----------
TOTAL                                    $1,960,983   $45,246,786   $37,411,413   $84,619,182
                                         ==========   ===========   ===========   ===========

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                   INVESTMENTS IN
                                                   PORTFOLIO FUNDS
                                                   ---------------
BALANCE AS OF 3/31/10                                $36,403,961
Realized gain/(loss)                                    (469,264)
Change in unrealized appreciation/(depreciation)         188,418
Net purchase/(sales)                                   2,908,485
Net transfers in/and or out of Level 3                (1,620,187)
                                                     ------------
BALANCE AS OF 6/30/10                                $37,411,413
                                                     ============

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.

                 Schedule of Investments (unaudited) (concluded)

                                  June 30, 2010

In accordance with a 2009 amendment to the Topic 820 of the Financial Accounting Standards Board codification, if a reporting entity has the ability to redeem its investment in a Portfolio Fund at the measurement date or within the near-term then the investment is deemed to be a Level 2 investment.

For information regarding the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Robeco-Sage Multi-Strategy Master Fund,
                                        L.L.C.


By (Signature and Title)*               /s/ Timothy J. Stewart
                                        ----------------------------------------
                                        Timothy J. Stewart
                                        Chief Executive Officer

Date: August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Timothy J. Stewart
                                        ----------------------------------------
                                        Timothy J. Stewart
                                        Chief Executive Officer

Date: August 30, 2010


By (Signature and Title)*               /s/ Matthew J. Davis
                                        ----------------------------------------
                                        Matthew J. Davis
                                        Chief Financial Officer

Date: August 30, 2010

* Print the name and title of each signing officer under his or her signature.